CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Premiums (net of reinsurance ceded of $121, $94 and $139)	$ 674	$ 618	$ 677
Contract charges (net of reinsurance ceded of $140, $177 and $180)	743	675	682
Other revenue	17	34	42
Net investment income	1,786	1,242	1,411
Net gains and losses on investments and derivatives	624	266	341
Total revenues	3,844	2,835	3,153
Costs and expenses
Contract benefits (net of reinsurance ceded of $271, $176 and $187)	1,719	1,729	1,481
Interest credited to contractholder funds (net of reinsurance ceded of $45, $44 and $40)	435	579	585
Amortization of deferred policy acquisition costs	150	147	180
Operating costs and expenses	219	229	249
Cost of reinsurance amortization and other reinsurance related expenses	79	0	0
Restructuring and related charges	3	5	1
Interest expense	4	7	5
Total costs and expenses	2,609	2,696	2,501
(Loss) gain on disposition of operations	(1,070)	4	6
Income from operations before income tax expense	165	143	658
Income tax expense	330	7	128
Net (loss) income	(165)	136	530
Other comprehensive (loss) income, after-tax
Change in unrealized net capital gains and losses	(787)	282	679
Change in unrealized foreign currency translation adjustments	3	10	(17)
Other comprehensive (loss) income, after-tax	(784)	292	662
Comprehensive (loss) income	$ (949)	$ 428	$ 1,192